UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment  [  ]; Amendment Number: ______
This Amendment (Check only one.):  [  ] is a restatement.
		                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	  Alpine Partners USVI, LLC
Address:  6100 Red Hook
	  Quarter #2, Suite A3-1
	  St. Thomas, VI 00802

Form 13F File Number:  28-15021

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Andrew Park
Title:	Manager
Phone:  646-961-3213


Signature, Place, and Date of Signing:

  (s) Andrew Park       St. Thomas, US Virgin Islands       05/15/2013
-------------------  ----------------------------------	  -------------
    [Signature]     	     [City, State]		     [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this
    report, and all holdings are reported by other 	reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	 0

Form 13F Information Table Entry Total:  49

Form 13F Information Table Value Total: $37,735
				       (thousands)

List of Other Included Managers:  	 NONE

                                                           VALUE                SH/ PUT  INVESTMENT    OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS   CUSIP    ($000's)    AMOUNT   PRN / CALL DISCRETION  MANAGER    SOLE   SHARED NONE
--------------------------------------------------------- -------- ------------ -------  -------------------------------------------

AMERICAN APPAREL INC                 COM        23850100     22       10216        SH        SOLE                10216
AMERICAN RLTY CAP PPTYS INC          COM       02917T104    293       19947        SH        SOLE                19947
APPLE INC                            COM        37833100    7525      17000        SH        SOLE                17000
ASTEX PHARMACEUTICALS INC            COM       04624B103    134       30000        SH        SOLE                30000
AT&T INC                             COM       00206R102    1647      44898        SH        SOLE                44898
BANK OF AMERICA CORP                 COM        60505104    350       28736        SH        SOLE                28736
BOSTON PRIVATE FINL HLDGS IN   *W EXP 11/21/201 101119113   168       50000        SH        SOLE                50000
CELL THERAPEUTICS INC                COM       150934883     20       17265        SH        SOLE                17265
CITIGROUP INC                        COM       172967424    345        7788        SH        SOLE                7788
CITIGROUP INC                  *W EXP 10/28/201 172967234   152      2000000       SH        SOLE               2000000
CLIFFS NATURAL RESOURCES             COM       18683K101    2852      150000       SH        SOLE               150000
COMERICA INC                   *W EXP 11/14/201 200340115   3154      306100       SH        SOLE               306100
DELCATH SYS INC                      COM       24661P104     25       14164        SH        SOLE                14164
DELTA AIR LINES INC DEL              CALL      2473619AA    240       75000       CALL       SOLE                75000
DURECT CORP                          COM       266605104     23       16994        SH        SOLE                16994
DYNEGY INC                           COM       26817R108    331       13783        SH        SOLE                13783
EATON VANCE SR INCOME TR          SH BEN INT   27826S103    181       23884        SH        SOLE                23884
ELEPHANT TALK COMM CORP            COM NEW     286202205     13       10673        SH        SOLE                10673
FACEBOOK INC                         CL A      30303M102    2566      100300       SH        SOLE               100300
GALENA BIOPHARMA INC                 COM       363256108     32       15352        SH        SOLE                15352
GOLDMAN SACHS GROUP INC              COM       38141G104    250        1700        SH        SOLE                1700
ISHARES TR                      DJ US REAL EST 464287739    1798      25881        SH        SOLE                25881
ISHARES TR                      MSCI EMERG MKT 464287234    1006      23530        SH        SOLE                23530
ISHARES TR                       RUSSELL 2000  464287655    850        9000        SH        SOLE                9000
KNIGHT CAP GROUP INC               CL A COM    499005106    300       80600        SH        SOLE                80600
LIFEVANTAGE CORP                     COM       53222K106     42       18039        SH        SOLE                18039
MARKET VECTORS ETF TR           JR GOLD MINERS 57060U589    495       29587        SH        SOLE                29587
MGM RESORTS INTERNATIONAL            COM       552953101    1644      125000       SH        SOLE               125000
MOODYSCORPORATION                    COM       615369105    778       14600        SH        SOLE                14600
MORGAN STANLEY                       COM       617446448    324       14726        SH        SOLE                14726
MPG OFFICE TR INC                    COM       553274101    258       93880        SH        SOLE                93880
NEPTUNE TECHNOLOGIES BIORESO         COM        64077P108   517       205000       SH        SOLE               205000
NEUROCRINE BIOSCIENCES INC           COM        64125C109   387       31836        SH        SOLE                31836
PEREGRINE PHARMACEUTICALS IN         COM       713661304     26       19323        SH        SOLE                19323
PIMCO DYNAMIC INCOME FUND            COM       72201Y101    2463      79197        SH        SOLE                79197
SAREPTA THERAPEUTICS INC             COM       803607100    1188      32139        SH        SOLE                32139
SELECT SECTOR SPDR TR            SBI INT-INDS  81369Y704    458       10956        SH        SOLE                10956
SELECT SECTOR SPDR TR            SBI INT-FINL  81369Y605    321       17604        SH        SOLE                17604
SELECT SECTOR SPDR TR           SBI INT-ENERGY 81369Y506    773        9749        SH        SOLE                9749
SPDR SERIES TRUST               S&P RETAIL ETF 78464A714    225        3200        SH        SOLE                3200
SPDR SERIES TRUST                S&P BIOTECH   78464A870    782        7825        SH        SOLE                7825
SUNTECH PWR HLDGS CO LTD             ADR       86800C104     32       81046        SH        SOLE                81046
SUNTRUST BANKS INC             *W EXP 11/14/201 867914111   344       110500       SH        SOLE               110500
ULTRA PETROLEUM CORP                 CALL      9039149AA    287       100000      CALL       SOLE               100000
VANGUARD WORLD FDS               INF TECH ETF  92204A702    399        5477        SH        SOLE                5477
VANGUARD WORLD FDS                 REIT ETF    922908553    494        7000        SH        SOLE                7000
VRINGO INC                           COM       92911N104     41       12801        SH        SOLE                12801
WASHINGTON FEDERAL INC         *W EXP 11/14/201 938824117   315       82900        SH        SOLE                82900
WINTRUST FINANCIAL CORP        *W EXP 12/19/201 97650W157   865       50000        SH        SOLE                50000

